Property and Equipment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2022	Jun. 30, 2020
Property and equipment, gross	$ 1,516,300		$ 1,277,400
Less accumulated depreciation and amortization	1,103,700		999,100
Property and equipment, net	412,600	$ 566,900	278,300
Computer equipment
Property and equipment, gross	$ 233,500		215,300
Computer equipment | Minimum
Useful lives	3 years
Computer equipment | Maximum
Useful lives	5 years
Machinery and equipment
Property and equipment, gross	$ 1,047,600		847,500
Machinery and equipment | Minimum
Useful lives	3 years
Machinery and equipment | Maximum
Useful lives	7 years
Furniture and fixtures
Property and equipment, gross	$ 148,800		142,300
Furniture and fixtures | Minimum
Useful lives	4 years
Furniture and fixtures | Maximum
Useful lives	10 years
Leasehold improvements
Property and equipment, gross	$ 64,400		50,300
Leasehold improvements | Minimum
Useful lives	3 years
Leasehold improvements | Maximum
Useful lives	10 years
Automobiles
Property and equipment, gross	$ 22,000		$ 22,000
Useful lives	5 years